DEFERRED CONSIDERATION	12 Months Ended
Dec. 31, 2023
DEFERRED CONSIDERATION
DEFERRED CONSIDERATION
12	DEFERRED CONSIDERATION

The following is a continuity of the Company’s deferred consideration:

Balance as at January 1, 2022	-
Deferred consideration payable upon business combination (Note 6)	4,003
Accretion expense	316
Gain on remeasurement of deferred consideration	(804)
Effect of movement in exchange rates	(218)
Balance as at December 31, 2022	3,297

Accretion expense	403
Loss on remeasurement of deferred consideration	440
Shares issued as deferred consideration	(1,104)
Effect of movement in exchange rates	(97)
Balance as at December 31, 2023	2,939

As at December 31, 2023 EUR 1,513 is recorded as the short-term portion of deferred consideration (December 31, 2022: EUR 1,176) and EUR 1,426 is recorded as the long-term portion (December 31, 2022: EUR 2,121).

12	DEFERRED CONSIDERATION (CONTINUED)

Spin Games LLC

The Company completed the acquisition of Spin Games LLC effective on June 1, 2022. The Company agreed deferred consideration payments in common shares of the Company over three years from the effective date recorded with a present value of EUR 4,003. The discount for lack of marketability (DLOM) on June 1, 2022, was determined by applying Finnerty’s average-strike put option model (2012) with a volatility of between 71.4% and 80.9%, an annual dividend rate of 0% and time to maturity of 1-3 years.

In the year ended December 31, 2023, an accretion expense of EUR 403 (year ended December 31, 2022: EUR 316) was recorded in the consolidated statements of loss and comprehensive income (loss).

In the year ended December 31, 2023, a loss on remeasurement of deferred consideration of EUR 440 (year ended December 31, 2022: gain of EUR 804) was recorded in the consolidated statements of loss and comprehensive income (loss).